Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 128,148	$ 80,493
Trade and other receivables	69,529	68,165
Inventories	115,825	92,033
Other current assets	19,823	12,021
Total current assets	333,325	252,712
NON-CURRENT ASSETS:
Restricted cash	910	3,967
Mineral properties and property, plant and equipment	1,574,212	1,567,622
Other non-current assets	59,416	51,923
Total assets	1,967,863	1,876,224
CURRENT LIABILITIES:
Trade and other payables	148,084	111,896
Current portion of debt	43,901
Income taxes payable	31,779	11,591
Current portion of lease obligations	14,941	9,416
Current portion of closure and reclamation provisions	5,065	2,177
Total current liabilities	243,770	135,080
NON-CURRENT LIABILITIES:
Debt	162,946	219,175
Deferred tax liabilities	159,855	167,619
Closure and reclamation provisions	60,738	51,128
Lease obligations	42,460	11,930
Other non-current liabilities	9,973	2,596
Total liabilities	679,742	587,528
SHAREHOLDERS' EQUITY
Share capital	1,125,376	1,076,342
Reserves	25,342	29,929
Retained earnings	87,649	138,485
Equity attributable to Fortuna shareholders	1,238,367	1,244,756
Equity attributable to non-controlling interest	49,754	43,940
Total equity	1,288,121	1,288,696
Total liabilities and shareholders' equity	$ 1,967,863	$ 1,876,224